CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₫ in Millions	Ordinary shares VND (₫) shares	Ordinary shares USD ($) shares	Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Contributed charter capital -VinFast Vietnam VND (₫)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Capital reserve - VinFast Vietnam VND (₫)	Other comprehensive income/(loss) VND (₫)	Other comprehensive income/(loss) USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares	USD ($) shares
Beginning balance at Dec. 31, 2020					₫ 38,707,336	₫ (44,356,242)		₫ 11,753,160	₫ 45,870		₫ 29,968		₫ 6,180,092
Net loss for the year						(32,183,727)					(35,234)		(32,218,961)
Foreign currency translation adjustment									(102,084)				(102,084)
Additional capital contribution to VinFast Vietnam					4,881,392								4,881,392
Demerger of VinFast Vietnam					(1,091,730)	(871,041)		(7,754,407)					(9,717,178)
Insertion of VinFast Auto as the holding company of the Group and additional capital contribution to VinFast Vietnam (Note 1)	₫ 553,892		₫ 39,373		(42,496,998)	234			(7,280)		5,168		(41,905,611)
Insertion of VinFast Auto as the holding company of the Group and additional capital contribution to VinFast Vietnam (Note 1) (in shares) | shares	2,298,963,211	2,298,963,211
Additional capital contribution to a subsidiary and acquisitions of entities under common control			(35,801)					(4,022,812)			4,432		(4,054,181)
Disposal of subsidiaries to entities under common control			(3,572)					17,917			(3,502)		10,843
Additional acquisition of non-controlling interests from a subsidiary											(15,510)		(15,510)
Other						(6,142)		6,142
Ending balance at Dec. 31, 2021	₫ 553,892					(77,416,918)			(63,494)		(14,678)		(76,941,198)
Ending balance (in shares) at Dec. 31, 2021 | shares	2,298,963,211	2,298,963,211
Stockholders equity before activities					₫ 38,707,336	(76,539,969)		₫ 11,753,160	(56,214)		(5,266)		(26,140,953)
Net loss for the year						(49,783,795)					(65,075)		(49,848,870)
Foreign currency translation adjustment									(40,571)				(40,571)
Issuance of ordinary shares | shares	1,036,787	1,036,787
Additional capital contribution to VinFast Vietnam	₫ 317,129												317,129
Additional capital contribution to VinFast Vietnam											77,515,874		77,515,874
Partial disposal of a subsidiary						12,258					3,252		15,510
Deemed contribution from owners			12,311,667										12,311,667
Ending balance at Dec. 31, 2022	₫ 871,021		12,311,667			(127,188,455)			(104,065)		77,439,373		₫ (36,670,459)
Ending balance (in shares) at Dec. 31, 2022 | shares	2,299,999,998	2,299,999,998											2,299,999,998	2,299,999,998
Stockholders equity before activities	₫ 553,892					(127,200,713)			(104,065)		(79,753)		₫ (126,830,639)
Stockholders equity before activities (in shares) | shares	2,298,963,211	2,298,963,211
Net loss for the year						(57,396,864)					(74,807)		(57,471,671)	$ (2,408,098,177)
Foreign currency translation adjustment									(281,808)				(281,808)	(11,807,928)
Issuance of ordinary shares	₫ 6,076,150		(1,470,984)										4,605,166
Issuance of ordinary shares | shares	26,897,366	26,897,366
Share based compensation to service providers (in shares) | shares	32,463	32,463
Share based compensation to service providers	₫ 6,020												6,020
Commitment shares issued under Standby Equity Subscription Agreement (in shares) | shares	800,000	800,000
Commitment shares issued under the standby equity subscription agreement	₫ 118,828		(6,528)										112,300
Warrants exercised and additional paid to convert into capital (in shares) | shares	10,058,671	10,058,671
Warrants exercised and additional paid to convert into capital	₫ 2,775,517		122,403										2,897,920
Changes in ownership in existing subsidiaries without losing control						(2,757)					2,757
Deemed contribution through awards granted by shareholders to the Company's employees and others			144,083										144,083
Deemed contribution from owners			20,647,786										20,647,786
Ending balance at Dec. 31, 2023	₫ 9,847,536	$ 412,617,783	31,748,427	$ 1,330,278,513		(184,588,076)	$ (7,734,353,306)		(385,873)	$ (16,168,315)	77,367,323	$ 3,241,738,163	₫ (66,010,663)	$ (2,765,887,162)
Ending balance (in shares) at Dec. 31, 2023 | shares	2,337,788,498	2,337,788,498											2,337,788,498	2,337,788,498
Stockholders equity before activities	₫ 871,021	$ 2,299,999,998	₫ 12,311,667			₫ (184,585,319)			₫ (385,873)		₫ 77,364,566		₫ (94,423,938)